Administrative Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund
Fund Summary
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Administrative Shares Prospectus Dreyfus Institutional Preferred Money Market Fund Administrative shares
Management fees	0.10%
Distribution and/or service (12b-1) fees	0.12%
Other expenses	none	[1]
Total annual fund operating expenses	0.22%
[1]	The fund's investment adviser, The Dreyfus Corporation, has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and independent counsel to the fund and to the non-interested board members. This provision in the management agreement may not be amended without the approval of the fund's shareholders. The Dreyfus Corporation also has contractually agreed to reduce its fee pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and fees and expenses of independent counsel to the fund and to the non-interested board members (in the amount of less than .01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Administrative Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Administrative shares | USD ($)	23	71	124	280

Principal Investment Strategy
As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.  To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.  Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

Principal Risks
An investment in the fund is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Neither The Dreyfus Corporation nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation or its affiliates will provide financial support to the fund at any time. The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. The following are the principal risks that could reduce the fund's income level and/or share price:

•	Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

•	Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates.

•	Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

•	Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that will change the way that the fund, and similar money market funds, operate. Under the amended rules, by October 14, 2016, the share price of money market funds not designated as "retail" or "government" funds will "float" (i.e., fluctuate with changes in the value of the fund's portfolio) and, as a result, shares of the fund when sold may be worth more or less than their original purchase price. The amended rules permit, and in some cases will require, the fund to impose a "liquidity fee" of up to 2% of the amount redeemed or temporarily restrict shareholder redemptions from the fund. The liquidity fee or redemption restrictions could be applied (subject to board determination) when the fund's "weekly liquid assets"—including cash, certain U.S. government securities and securities maturing in five business days—fall below 30% of the fund's total assets. These changes are anticipated to take effect on October 14, 2016, except that the fund's NAV is expected to begin to float on October 10, 2016. The changes to the rules may affect fund investment strategies and the cost of operating the fund.

•	Banking industry risk. The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk, and regulatory developments relating to the banking industry.

•	Foreign investment risk. The risks generally associated with dollar-denominated foreign investments include economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

•	Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

•	Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

•	Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows changes in the performance of the fund's Institutional shares from year to year.  The table shows the average annual total returns of the fund's Institutional shares over time.  The fund's past performance is not necessarily an indication of how the fund will perform in the future.  More recent performance information may be available at www.dreyfus.com.

Since the fund's Administrative shares are new, past performance information is not available for Administrative shares as of the date of this prospectus.  Administrative shares would have had substantially similar annual returns as the fund's Institutional shares, which are not offered in this prospectus, because each share class is invested in the same portfolio of securities and the annual returns would have differed only to the extent that the classes do not have the same expenses.  The performance figures shown have not been adjusted to reflect differences in distribution and service fees; if such expenses had been reflected, the performance shown would have been lower.

Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares

Best Quarter Q3, 2006: 1.34% Worst Quarter Q1, 2014: 0.01% The year-to-date total return of the fund's Institutional shares as of March 31, 2016 was 0.07%.
Average Annual Total Returns (as of 12/31/15)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Administrative Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Institutional Shares-new	0.08%	0.11%	1.45%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Administrative shares.  Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.